ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Table 4.1: Details of Accounts Receivable, Net

	June 30, 2026	December 31, 2025
Billed accounts receivable	$2,728,891	$1,518,937
Billed accounts receivable - factored	1,368,916	1,591,240
Unbilled accounts receivable	18,258	45,325
Allowance for credit losses	(394,545)	(468,023)
Accounts receivable, net	$3,721,520	$2,687,479

Table 4: Details of Accounts Receivable, Net
	As of December 31,
	2025	2024
Billed accounts receivable	$1,518,937	$8,513,420
Billed accounts receivable - factored	1,591,240	1,840,288
Unbilled accounts receivable	45,325	-
Allowance for credit losses	(468,023)	-
Accounts receivable, net	$2,687,479	$10,353,708

SCHEDULE OF CHANGES IN ALLOWANCE FOR CREDIT LOSSES

Table 4.2: Changes in Allowance for Credit Losses

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Balance at beginning of period	$469,383	$—	$468,023	$—
Recovery of credit losses, net	(74,838)	—	(73,478)	—
Balance at end of period	$394,545	$—	$394,545	$—